Summary of Significant Accounting Policies - Additional Information (Details) RM in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)
Summary Of Significant Accounting Policies [Line Items]
Convenience translation rate (USD to RMB)		6.8972					6.8972	6.8972
Accumulated deficit		¥ (66,044,000)		¥ 463,465,000			$ (9,575)
Interest expenses incurred		522,052,000	$ 75,690	412,455,000	¥ 330,573,000
Interest expenses incurred capitalized		165,194,000	23,951	117,477,000	92,189,000
Gain (loss) from equity method investments		(3,889,000)	(564)
Impairment loss		0		0
Inventory write-downs		0		0
Impairment of long-lived assets related to asset groups		83,482,000	$ 12,104
Goodwill impairment		0		0	0
Revenue, performance obligation		24,723,133,000					3,584,517
Government grants during the period		¥ 29,103,000		¥ 13,214,000	¥ 10,211,000	$ 4,220
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]		Others, Net	Others, Net	Others, Net	Others, Net	Others, Net
Government grants, current		¥ 10,303,000		¥ 8,629,000			$ 1,494
Government Assistance, Current, Statement of Financial Position [Extensible Enumeration]		Accrued Liabilities and Other Liabilities		Accrued Liabilities and Other Liabilities			Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Government grants, noncurrent		¥ 100,141,000		¥ 94,959,000			$ 14,519
Government Assistance, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities, Noncurrent		Other Liabilities, Noncurrent			Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Cash and cash equivalents, restricted cash and short-term investments		¥ 4,164,594,000					$ 603,810
Foreign currency exchange rate appreciation				2.30%
Foreign currency exchange rate depreciation		8.20%	8.20%
RMB US and MYR-Denominated Borrowings | Interest Rate Risk
Summary Of Significant Accounting Policies [Line Items]
Hypothetical increase or decrease in annual interest rates of denominated borrowings		1.00%	1.00%
Increase or decrease total interest expense		¥ 69,518,000					10,079
Customers | Accounts Receivable | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent		10.00%	10.00%	10.00%
Customers | Revenue | Customer One
Summary Of Significant Accounting Policies [Line Items]
Concentration of credit risk percent		86.30%	86.30%	83.20%	81.70%	81.70%
PRC
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses		¥ 64,385,000	$ 9,335	¥ 53,465,000	¥ 18,385,000
Malaysia
Summary Of Significant Accounting Policies [Line Items]
Employee benefit expenses		1,058,000	153	991,000	1,049,000
Others, Net
Summary Of Significant Accounting Policies [Line Items]
Gain (loss) from equity method investments				3,201,000
Derivative
Summary Of Significant Accounting Policies [Line Items]
Notional amount of derivative contracts							$ 35,500	RM 396,654	$ 29,000	RM 396,654
Gain (loss) recognized		¥ 6,359,000	$ 922	¥ (1,620,000)	¥ (20,479,000)
ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accounting Standards Update, adoption date	Jan. 01, 2021
Cumulative Effect Period of Adoption Adjustment | ASU 2016-13
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	¥ 8,323,000
Accumulated deficit, income tax effect	¥ (2,219,000)
Minimum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period		1 year	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Revenue performance obligation period		10 years	10 years